Debt	12 Months Ended
Dec. 31, 2014
Debt

Note 8

Debt

Changes to debt during 2014 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2014	$3,933	$89,658	$93,591
Proceeds from long-term borrowings	–	30,967	30,967
Verizon Notes	–	5,000	5,000
Preferred Stock (Mandatorily Redeemable)	–	1,650	1,650
Repayments of long-term borrowings and capital leases obligations	(4,022)	(13,647)	(17,669)
Decrease in short-term obligations, excluding current maturities	(475)	–	(475)
Reclassifications of long-term debt	2,739	(2,739)	–
Other	560	(353)	207

Balance at December 31, 2014	$2,735	$110,536	$113,271

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2014	2013
Long-term debt maturing within one year	$2,397	$3,486
Short-term notes payable	319	–
Commercial paper and other	19	447

Total debt maturing within one year	$2,735	$3,933

The weighted-average interest rate for our commercial paper outstanding was 0.4% and 0.2% at December 31, 2014 and 2013, respectively.

Credit Facilities

On July 31, 2014, we amended our $6.2 billion credit facility to increase the availability to $8.0 billion and extend the maturity to July 31, 2018. At the same time, we terminated our $2.0 billion 364-day revolving credit agreement. As of December 31, 2014, the unused borrowing capacity under this credit facility was approximately $7.9 billion. The credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. We use the credit facility for the issuance of letters of credit and for general corporate purposes.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2014	2013
Verizon Communications–notes payable and other	0.30 – 3.85	2015 – 2042	$27,617	$20,416
	4.15 – 5.50	2018 – 2054	40,701	20,226
	5.85 – 6.90	2018 – 2054	24,341	31,965
	7.35 – 8.95	2018 – 2039	2,264	5,023
	Floating	2015 – 2025	14,600	5,500

Verizon Wireless–notes payable and other	8.75 – 8.88	2015 – 2018	676	3,931
Verizon Wireless–Alltel assumed notes	6.80 – 7.88	2029 – 2032	686	1,300
Telephone subsidiaries—debentures	5.13 – 6.86	2027 – 2033	1,075	1,075
	7.38 – 7.88	2022 – 2032	1,099	1,099
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,432	1,700

Capital lease obligations (average rate of 4.0% and 8.1% in 2014 and 2013, respectively)			516	293
Unamortized discount, net of premium			(2,954)	(264)

Total long-term debt, including current maturities			112,933	93,144
Less long-term debt maturing within one year			2,397	3,486

Total long-term debt			$110,536	$89,658

2014

During February 2014, we issued €1.75 billion aggregate principal amount of 2.375% Notes due 2022, €1.25 billion aggregate principal amount of 3.25% Notes due 2026 and £0.85 billion aggregate principal amount of 4.75% Notes due 2034. The issuance of these Notes resulted in cash proceeds of approximately $5.4 billion, net of discounts and issuance costs. The net proceeds were used, in part, to finance the Wireless Transaction. Net proceeds not used to finance the Wireless Transaction were used for general corporate purposes. Also, during February 2014, we issued $0.5 billion aggregate principal amount of 5.90% Notes due 2054 resulting in cash proceeds of approximately $0.5 billion, net of discounts and issuance costs. The net proceeds were used for general corporate purposes.

During March 2014, we issued $4.5 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $4.5 billion, net of discounts and issuance costs. The issuances consisted of the following: $0.5 billion aggregate principal amount Floating Rate Notes due 2019 that bear interest at a rate equal to three-month LIBOR plus 0.77% which rate will be reset quarterly, $0.5 billion aggregate principal amount of 2.55% Notes due 2019, $1.0 billion aggregate principal amount of 3.45% Notes due 2021, $1.25 billion aggregate principal amount of 4.15% Notes due 2024 and $1.25 billion aggregate principal amount of 5.05% Notes due 2034. During March 2014, the net proceeds were used to purchase notes in the Tender Offer described below.

Also, during March 2014, $1.0 billion of LIBOR plus 0.61% Verizon Communications Notes and $1.5 billion of 1.95% Verizon Communications Notes matured and were repaid.

During September 2014, we issued $0.9 billion aggregate principal amount of 4.8% Notes due 2044. The issuance of these Notes resulted in cash proceeds of approximately $0.9 billion, net of discounts and issuance costs. The net proceeds were used for general corporate purposes. Also, during September 2014, we redeemed $0.8 billion aggregate principal amount of Verizon 1.25% Notes due November 2014 and recorded an immaterial amount of early debt redemption costs.

During October 2014, we issued $6.5 billion aggregate principal amount of fixed rate notes. The issuance of these notes resulted in cash proceeds of approximately $6.4 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The issuance consisted of the following: $1.5 billion aggregate principal amount of 3.00% Notes due 2021, $2.5 billion aggregate principal amount of 3.50% Notes due 2024, and $2.5 billion aggregate principal amount of 4.40% Notes due 2034. The net proceeds from the issuance was used to redeem (i) in whole the following series of outstanding notes which were called for early redemption in November 2014 (collectively, November Early Debt Redemption): $0.5 billion aggregate principal amount of Verizon Communications 4.90% Notes due 2015 at 103.7% of the principal amount of such notes, $0.6 billion aggregate principal amount of Verizon Communications 5.55% Notes due 2016 at 106.3% of the principal amount of such notes, $1.3 billion aggregate principal amount of Verizon Communications 3.00% Notes due 2016 at 103.4% of the principal amount of such notes, $0.4 billion aggregate principal amount of Verizon Communications 5.50% Notes due 2017 at 110.5% of the principal amount of such notes, $0.7 billion aggregate principal amount of Verizon Communications 8.75% Notes due 2018 at 125.2% of the principal amount of such notes, $0.1 billion aggregate principal amount of Alltel Corporation 7.00% Debentures due 2016 at 108.7% of the principal amount of such notes and $0.4 billion aggregate principal amount of Cellco Partnership and Verizon Wireless Capital LLC 8.50% Notes due 2018 at 124.5% of the principal amount of such notes; and (ii) $1.0 billion aggregate principal amount of Verizon Communications 2.50% Notes due 2016 at 103.0% of the principal amount of such notes. Proceeds not used for the redemption of these notes will be used for general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption (see “Early Debt Redemption and Other Costs”).

During December 2014, we issued €1.4 billion aggregate principal amount of 1.625% Notes due 2024 and €1.0 billion aggregate principal amount of 2.625% Notes due 2031. The issuance of these Notes resulted in cash proceeds of approximately $3.0 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds were used for general corporate purposes.

Verizon Notes (Non-Cash Transaction)

During February 2014, in connection with the Wireless Transaction, we issued $5.0 billion aggregate principal amount of floating rate notes. The Verizon Notes were issued in two separate series, with $2.5 billion due February 21, 2022 and $2.5 billion due February 21, 2025. The Verizon Notes bear interest at a floating rate, which will be reset quarterly, with interest payable quarterly in arrears, beginning May 21, 2014 (see Note 2). The eight-year Verizon notes bear interest at a floating rate equal to three-month LIBOR, plus 1.222%, and the eleven-year Verizon notes bear interest at a floating rate equal to three-month LIBOR, plus 1.372%.

Preferred Stock (Non-Cash Transaction)

As a result of the Wireless Transaction, we assumed long-term obligations with respect to 5.143% Class D and Class E cumulative Preferred Stock issued by one of the Purchased Entities. Both the Class D shares (825,000 shares outstanding) and Class E shares (825,000 shares outstanding) are mandatorily redeemable in April 2020 at $1,000 per share plus any accrued and unpaid dividends. Dividends accrue at 5.143% per annum and will be treated as interest expense. Both the Class D and Class E shares have been classified as liability instruments and were recorded at fair value as determined at the closing of the Wireless Transaction.

Term Loan Agreements

During February 2014, we drew $6.6 billion pursuant to a term loan agreement, which was entered into during October 2013, with a group of major financial institutions to finance, in part, the Wireless Transaction. $3.3 billion of the loans under the term loan agreement had a maturity of three years (the 3-Year Loans) and $3.3 billion of the loans under the term loan agreement had a maturity of five years (the 5-Year Loans). The 5-Year Loans provide for the partial amortization of principal during the last two years that they are outstanding. Loans under the term loan agreement bear interest at floating rates. The term loan agreement contains certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, the term loan agreement requires us to maintain a leverage ratio (as defined in the term loan agreement) not in excess of 3.50:1.00, until our credit ratings are equal to or higher than A3 and A- at Moody’s Investors Service and Standard & Poor’s Ratings Services, respectively.

During June 2014, we issued $3.3 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $3.3 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.3 billion aggregate principal amount of Floating Rate Notes due 2017 that will bear interest at a rate equal to three-month LIBOR plus 0.40% which will be reset quarterly and $2.0 billion aggregate principal amount of 1.35% Notes due 2017. We used the net proceeds from the offering of these notes to repay the 3-Year Loans on June 12, 2014.

During July 2014, we amended the term loan agreement, settled the outstanding $3.3 billion of 5-Year Loans and borrowed $3.3 billion of new loans. The new loans mature in July 2019, bear interest at a lower interest rate and require lower amortization payments in 2017 and 2018. In connection with the transaction, which primarily settled on a net basis, we recorded approximately $0.5 billion of proceeds from long-term borrowings and of repayments of long-term borrowings, respectively.

During January 2015, we entered into a term loan agreement with a major financial institution, pursuant to which we can borrow up to $6.5 billion for general corporate purposes, including the acquisition of spectrum licenses. Borrowings under the term loan agreement mature in March 2016, with a partial mandatory prepayment required in June 2015. The term loan agreement contains certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, the term loan agreement requires us to maintain a leverage ratio (as defined in the term loan agreement) not in excess of 3.50:1.00, until our credit ratings are equal to or higher than A3 and A- at Moody’s Investors Service and Standard & Poor’s Ratings Services, respectively.

Tender Offer

On March 10, 2014, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the series of notes listed in the following table:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price (1)	Principal Amount Purchased
Verizon Communications	6.10%	2018	$1,500	$1,170.07	$748
	5.50%	2018	1,500	1,146.91	763
	8.75%	2018	1,300	1,288.35	564
	5.55%	2016	1,250	1,093.62	652
	5.50%	2017	750	1,133.22	353
Cellco Partnership and Verizon Wireless Capital LLC	8.50%	2018	1,000	1,279.63	619
Alltel Corporation	7.00%	2016	300	1,125.26	157
GTE Corporation	6.84%	2018	600	1,196.85	266

					$4,122

(1)	Per $1,000 principal amount of notes

The Tender Offer for each series of notes was subject to a financing condition, which was either satisfied or waived with respect to all series. The Tender Offer expired on March 17, 2014 and settled on March 19, 2014. In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase. During March 2014, we recorded early debt redemption costs in connection with the Tender Offer (see “Early Debt Redemption and Other Costs”).

May Exchange Offer

On May 29, 2014, we announced the commencement of a private exchange offer (the May Exchange Offer) to exchange up to all Cellco Partnership and Verizon Wireless Capital LLC’s £0.6 billion outstanding aggregate principal amount of 8.875% Notes due 2018 (the 2018 Old Notes) for Verizon’s new sterling-denominated Notes due 2024 (the New Notes) and an amount of cash. This exchange offer has been accounted for as a modification of debt. In connection with the May Exchange Offer, which expired on June 25, 2014, we issued £0.7 billion aggregate principal of New Notes and made a cash payment of £22 million in exchange for £0.6 billion aggregate principal amount of tendered 2018 Old Notes. The New Notes bear interest at a rate of 4.073% per annum.

Concurrent with the issuance of the New Notes, we entered into cross currency swaps to fix our future interest and principal payments in U.S. dollars (see Note 10).

July Exchange Offers

On July 23, 2014, we announced the commencement of eleven separate private offers to exchange (the July Exchange Offers) specified series of outstanding Notes issued by Verizon and Alltel Corporation (collectively, the Old Notes) for new Notes to be issued by Verizon. The July Exchange Offers have been accounted for as a modification of debt. On August 21, 2014, Verizon issued $3.3 billion aggregate principal amount of 2.625% Notes due 2020 (the 2020 New Notes), $4.5 billion aggregate principal amount of 4.862% Notes due 2046 (the 2046 New Notes) and $5.5 billion aggregate principal amount of 5.012% Notes due 2054 (the 2054 New Notes) in satisfaction of the exchange offer consideration on tendered Old Notes (not including accrued and unpaid interest on the Old Notes). The following tables list the series of Old Notes included in the July Exchange Offers and the principal amount of each such series accepted by Verizon for exchange.

The table below lists the series of Old Notes included in the July Exchange Offers for the 2020 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	3.65%	2018	$4,750	$2,052
	2.50%	2016	4,250	1,068

				$3,120

The table below lists the series of Old Notes included in the July Exchange Offers for the 2046 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.40%	2033	$6,000	$1,645
	7.75%	2030	2,000	794
	7.35%	2039	1,000	520
	7.75%	2032	400	149
Alltel Corporation	7.875%	2032	700	248
	6.80%	2029	300	65

				$3,421

The table below lists the series of Old Notes included in the July Exchange Offers for the 2054 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.55%	2043	$15,000	$4,330
	6.40%	2038	1,750	–
	6.90%	2038	1,250	–

				$4,330

2013

During March 2013, we issued $0.5 billion aggregate principal amount of floating rate Notes due 2015 in a private placement resulting in cash proceeds of approximately $0.5 billion, net of discounts and issuance costs. The proceeds were used for the repayment of commercial paper.

During April 2013, $1.25 billion of 5.25% Verizon Communications Notes matured and were repaid. In addition, during June 2013, $0.5 billion of 4.375% Verizon Communications Notes matured and were repaid.

During September 2013, in connection with the Wireless Transaction, we issued $49.0 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $48.7 billion, net of discounts and issuance costs. The issuances consisted of the following: $2.25 billion aggregate principal amount of floating rate Notes due 2016 that bear interest at a rate equal to three-month LIBOR plus 1.53% which rate will be reset quarterly, $1.75 billion aggregate principal amount of floating rate Notes due 2018 that bear interest at a rate equal to three-month LIBOR plus 1.75% which rate will be reset quarterly, $4.25 billion aggregate principal amount of 2.50% Notes due 2016, $4.75 billion aggregate principal amount of 3.65% Notes due 2018, $4.0 billion aggregate principal amount of 4.50% Notes due 2020, $11.0 billion aggregate principal amount of 5.15% Notes due 2023, $6.0 billion aggregate principal amount of 6.40% Notes due 2033 and $15.0 billion aggregate principal amount of 6.55% Notes due 2043 (collectively, the new notes). The proceeds of the new notes were used to finance, in part, the Wireless Transaction and to pay related fees and expenses. As a result of the issuance of the new notes, we incurred interest expense related to the Wireless Transaction of $0.7 billion during 2013.

Bridge Credit Agreement

During September 2013, we entered into a $61.0 billion bridge credit agreement with a group of major financial institutions. The credit agreement provided us with the ability to borrow up to $61.0 billion to finance, in part, the Wireless Transaction and to pay related transaction costs. Following the September 2013 issuance of notes, borrowing availability under the bridge credit agreement was reduced to $12.0 billion. Following the effectiveness of the term loan agreement in October 2013, the bridge credit agreement was terminated in accordance with its terms and as such, the related fees of $0.2 billion were recognized in Other income and (expense), net during the fourth quarter of 2013.

Verizon Wireless – Notes Payable and Other

Verizon Wireless Capital LLC, a wholly-owned subsidiary of Verizon Wireless, is a limited liability company formed under the laws of Delaware on December 7, 2001 as a special purpose finance subsidiary to facilitate the offering of debt securities of Verizon Wireless by acting as co-issuer. Other than the financing activities as a co-issuer of Verizon Wireless indebtedness, Verizon Wireless Capital LLC has no material assets, operations or revenues. Verizon Wireless is jointly and severally liable with Verizon Wireless Capital LLC for co-issued notes.

2014

In addition to the retirements of debt securities in connection with the Tender Offer, the May Exchange Offer, the July Exchange Offers and the November Early Debt Redemption, as noted above, during March 2014, Verizon Wireless redeemed $1.25 billion aggregate principal amount of the Cellco Partnership and Verizon Wireless Capital LLC 8.50% Notes due 2018 at 127.135% of the principal amount of such notes, plus accrued and unpaid interest (see “Early Debt Redemption and Other Costs”).

2013

During November 2013, $1.25 billion of 7.375% Verizon Wireless Notes and $0.2 billion of 6.50% Verizon Wireless Notes matured and were repaid. Also during November 2013, Verizon Wireless redeemed $3.5 billion of 5.55% Notes, due February 1, 2014 at a redemption price of 101% of the principal amount of the notes. Any accrued and unpaid interest was paid to the date of redemption.

Telephone and Other Subsidiary Debt

2014

During 2014, a series of notes held by GTE Corporation were included in the Tender Offer described above.

2013

During May 2013, $0.1 billion of 7.0% Verizon New York Inc. Debentures matured and were repaid. During June 2013, $0.1 billion of 7.0% Verizon New York Inc. Debentures matured and were repaid. In addition, during June 2013, we redeemed $0.25 billion of 7.15% Verizon Maryland LLC Debentures, due May 2023 at a redemption price of 100% of the principal amount of the debentures. During October 2013, $0.3 billion of 4.75% Verizon New England Inc. Debentures matured and were repaid. During November 2013, we redeemed $0.3 billion of 6.70% Verizon New York Inc. Debentures, due November 2023 at a redemption price of 100% of the principal amount of the debentures. During December 2013, we redeemed $0.2 billion of 7.0% Verizon New York Inc. Debentures, due December 2033 at a redemption price of 100% of the principal amount of the debentures and $20 million of 7.0% Verizon Delaware LLC Debentures, due December 2023 at a redemption price of 100% of the principal amount of the debentures. Any accrued and unpaid interest was paid to the date of redemption.

Early Debt Redemption and Other Costs

During March 2014, we recorded net debt redemption costs of $0.9 billion in connection with the early redemption of $1.25 billion aggregate principal amount of Cellco Partnership and Verizon Wireless Capital LLC 8.50% Notes due 2018, and the purchase of the following notes pursuant to the Tender Offer: $0.7 billion of the then outstanding $1.5 billion aggregate principal amount of Verizon 6.10% Notes due 2018, $0.8 billion of the then outstanding $1.5 billion aggregate principal amount of Verizon 5.50% Notes due 2018, $0.6 billion of the then outstanding $1.3 billion aggregate principal amount of Verizon 8.75% Notes due 2018, $0.7 billion of the then outstanding $1.25 billion aggregate principal amount of Verizon 5.55% Notes due 2016, $0.4 billion of the then outstanding $0.75 billion aggregate principal amount of Verizon 5.50% Notes due 2017, $0.6 billion of the then outstanding $1.0 billion aggregate principal amount of Cellco Partnership and Verizon Wireless Capital LLC 8.50% Notes due 2018, $0.2 billion of the then outstanding $0.3 billion aggregate principal amount of Alltel Corporation 7.00% Debentures due 2016 and $0.3 billion of the then outstanding $0.6 billion aggregate principal amount of GTE Corporation 6.84% Debentures due 2018.

During the fourth quarter of 2014, we recorded net debt redemption costs of $0.5 billion in connection with the early redemption of $0.5 billion aggregate principal amount of Verizon 4.90% Notes due 2015, $0.6 billion aggregate principal amount of Verizon 5.55% Notes due 2016, $1.3 billion aggregate principal amount of Verizon 3.00% Notes due 2016, $0.4 billion aggregate principal amount of Verizon 5.50% Notes due 2017, $0.7 billion aggregate principal amount of Verizon 8.75% Notes due 2018, $1.0 billion of the then outstanding $3.2 billion aggregate principal amount of Verizon 2.50% Notes due 2016, $0.1 billion aggregate principal amount Alltel Corporation 7.00% Debentures due 2016 and $0.4 billion aggregate principal amount of Cellco Partnership and Verizon Wireless Capital LLC 8.50% Notes due 2018, as well as $0.3 billion of other costs.

We recognize early debt redemption costs in Other income and (expense), net on our consolidated statements of income.

Additional Financing Activities (Non-Cash Transaction)

During 2014 and 2013, we financed, primarily through vendor financing arrangements, the purchase of approximately $0.7 billion and $0.1 billion, respectively, of long-lived assets, consisting primarily of network equipment. At December 31, 2014, $0.7 billion of these financing arrangements remained outstanding. These purchases are non-cash financing activities and therefore not reflected within Capital expenditures on our consolidated statements of cash flows.

Guarantees

We guarantee the debentures and first mortgage bonds of our operating telephone company subsidiaries. As of December 31, 2014, $3.1 billion aggregate principal amount of these obligations remained outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2014, $1.4 billion aggregate principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all of our debt covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding at December 31, 2014 are as follows:

Years	(dollars in millions)
2015	$2,397
2016	6,114
2017	3,911
2018	6,529
2019	6,088
Thereafter	87,894